Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Loss Before Income Tax Expense

For the years ended December 31, 2025, 2024 and 2023, loss before income tax expense consists of the following:

	January 1 -	January 1 -	January 1 -
	Dec 31, 2025	Dec 31, 2024	Dec 31, 2023

U.S. operations	(1,102,541)	(1,239,213)	(3,348,514)
Foreign operations	(40,343,497)	(72,641,769)	(30,466,205)
Total	(41,446,038)	(73,880,982)	(33,814,719)

Schedule of Net Deferred Tax Assets and Liabilities

The components of Group’s net deferred tax assets and liabilities are as follows:

	Dec 31, 2025	Dec 31, 2024
Deferred tax assets:
Net operating loss carryforwards	10,878,260	10,165,947
Other assets	208,680	237,778
Stock-based compensation	10,446,619	8,424,224
Operating lease liabilities	188,953	142,939
Financial liabilities	-	-
Accounts receivable, net	244,598	189,556
Accrued expenses and other current liabilities	530,783	426,520
Other non-current liabilities	88,677	72,531
Total deferred tax assets	22,586,570	19,659,495

Deferred tax liabilities:
Property, equipment and deposits, net	(305,883)	(569,632)
Operating lease right of use assets	(226,855)	(209,337)
Other assets	-	-
Other	(236,407)	(166,924)
Total deferred tax liabilities:	(769,145)	(945,893)

Less valuation allowance	(21,817,425)	(18,713,602)
Net deferred tax assets	-	-

Schedule of Reconciles the Differences Between the Statutory U.S. Income Tax Rate to Effective Tax Rate

The following table reconciles the differences between the U.S. federal statutory income tax rate to the Groups’ effective tax rate for the years ended December 31, 2025, 2024 and 2023:

	%	January 1 - Dec 31, 2025%		January 1 - Dec 31, 2024%		January 1 - Dec 31, 2023

Loss before income tax expense:		(41,446,038)		(73,880,982)		(33,814,719)
Income tax benefit at statutory rate	21	8,703,668	21	15,515,006	21	7,101,091
Non-deductible expenses	(13)	(5,341,751)	(4)	(2,793,179)	(11)	(3,799,970)
Currency remeasurement adjustments	(2)	(749,099)	(1)	(825,400)	(7)	(2,455,462)
Change in valuation allowance	(7)	(3,103,822)	(18)	(13,114,513)	(5)	(1,718,655)
Effect of different tax rates	1	491,004	2	1,218,086	3	872,997
Change in tax rates	-	-	-	-	-	-
Effective tax rate / income tax expense:	-	-	-	-	-	-